Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 6,623	$ 6,788